Cash and Bank Balances	12 Months Ended
Dec. 31, 2023
Cash and Bank Balances
Cash and Bank Balances

Note 13

Cash and Bank Balances

EUR’000	2023	2022	2021
Cash at bank and on hand	96,608	19,012	2,308

The Company is holding cash by 31 December 2023 with the intention of paying asset under construction related instalments in the first half of 2024.